Property, Plant and Equipment - Summary of assets used by the Company (Detail) $ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,555,589.1
Additions	366,978.5		$ 277,237.9
Ending balance	1,722,679.1	$ 61,722.7		$ 1,555,589.1
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,554,585.9		1,352,313.9	1,352,313.9
Ending balance	1,722,112.1		1,493,522.9	1,554,585.9
Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,426,223.8		3,911,596.3	3,911,596.3
Additions	366,978.5		277,237.9
Disposals or retirements	(7,026.7)		(3,194.1)
Transfers from assets subject to operating leases	691.7		22.3
Transfers to assets subject to operating leases	(244.6)
Effect of exchange rate changes	653.1		(5,167.4)
Ending balance	4,787,275.8		4,180,495.0	4,426,223.8
Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,871,637.9		2,559,282.4	2,559,282.4
Additions	199,341.9		134,575.8
Disposals or retirements	(6,836.5)		(3,021.0)
Transfers from assets subject to operating leases	213.3		8.2
Transfers to assets subject to operating leases	(68.3)
Impairment	274.4
Effect of exchange rate changes	601.0		(3,873.3)
Ending balance	3,065,163.7		2,686,972.1	2,871,637.9
Land and Land Improvements [Member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,436.5		3,453.1	3,453.1
Ending balance	6,010.7		3,447.8	3,436.5
Land and Land Improvements [Member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,942.6		3,991.8	3,991.8
Additions	2,587.2
Effect of exchange rate changes	(16.1)		(14.6)
Ending balance	6,513.7		3,977.2	3,942.6
Land and Land Improvements [Member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	506.1		538.7	538.7
Additions	0.7		0.8
Effect of exchange rate changes	(3.8)		(10.1)
Ending balance	503.0		529.4	506.1
Buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	250,647.9		195,015.7	195,015.7
Ending balance	268,311.4		248,188.0	250,647.9
Buildings [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	522,447.4		438,075.0	438,075.0
Additions	34,524.3		66,843.8
Disposals or retirements	(19.9)		(19.7)
Transfers from assets subject to operating leases	35.5		22.3
Effect of exchange rate changes	86.0		(1,126.9)
Ending balance	557,073.3		503,794.5	522,447.4
Buildings [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	271,799.5		243,059.3	243,059.3
Additions	16,942.3		13,167.7
Disposals or retirements	(17.1)		(15.8)
Transfers from assets subject to operating leases	15.6		8.2
Effect of exchange rate changes	21.6		(612.9)
Ending balance	288,761.9		255,606.5	271,799.5
Machinery and equipment | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,051,475.7		608,357.0	608,357.0
Ending balance	1,090,322.2		1,065,090.8	1,051,475.7
Machinery and equipment | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,607,005.7		2,886,623.0	2,886,623.0
Additions	217,478.9		575,722.1
Disposals or retirements	(6,882.0)		(3,060.2)
Transfers from assets subject to operating leases	656.2
Transfers to assets subject to operating leases	(244.6)
Effect of exchange rate changes	672.2		(3,760.4)
Ending balance	3,818,686.4		3,455,524.5	3,607,005.7
Machinery and equipment | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,555,530.0		2,278,266.0	2,278,266.0
Additions	178,535.5		118,235.1
Disposals or retirements	(6,695.4)		(2,892.0)
Transfers from assets subject to operating leases	197.7
Transfers to assets subject to operating leases	(68.3)
Impairment	274.4
Effect of exchange rate changes	590.3		(3,175.4)
Ending balance	2,728,364.2		2,390,433.7	2,555,530.0
Office equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,060.4		17,193.0	17,193.0
Ending balance	24,995.4		23,237.4	25,060.4
Office equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	68,862.7		54,611.4	54,611.4
Additions	3,799.5		9,268.1
Disposals or retirements	(124.8)		(114.2)
Effect of exchange rate changes	(7.4)		(125.4)
Ending balance	72,530.0		63,639.9	68,862.7
Office equipment [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43,802.3		37,418.4	37,418.4
Additions	3,863.4		3,172.2
Disposals or retirements	(124.0)		(113.2)
Effect of exchange rate changes	(7.1)		(74.9)
Ending balance	47,534.6		40,402.5	43,802.3
Equipment under installation and construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	223,965.4		528,295.1	528,295.1
Ending balance	332,472.4		153,558.9	223,965.4
Equipment under installation and construction in progress [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	223,965.4		528,295.1	528,295.1
Additions	108,588.6		(374,596.1)
Effect of exchange rate changes	(81.6)		(140.1)
Ending balance	$ 332,472.4		$ 153,558.9	$ 223,965.4